Financial Instruments - Fair Value Measurements (Details) - Schedule of Changes in the Fair Value - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Preferred stock warrant liability [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning			$ 945,548	$ 1,190,691		$ 1,190,691	$ 1,190,691
Balance at Ending			770,446	945,548		770,446		$ 1,190,691
Issue of SSCPN and warrants
Change in fair value of convertible preferred stock warrant			(175,102)	(245,143)			(6,475,185)
Change in fair value of SSCPN
Change in fair value of Notes
Change in fair value of derivative financial instrument
Shares issued to Atalaya Note holders
Change in fair value of unsecured convertible note
Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning			11,364,749	10,944,727		10,944,727	10,944,727
Balance at Ending			11,940,183	11,364,749		11,940,183		10,944,727
Issue of SSCPN and warrants
Change in fair value of convertible preferred stock warrant
Change in fair value of SSCPN
Change in fair value of Notes			575,434	420,022			(6,990,870)	944,727
Change in fair value of derivative financial instrument
Shares issued to Atalaya Note holders							(3,953,857)
Change in fair value of unsecured convertible note
SSCPN [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning			36,596,708	17,422,131		17,422,131	17,422,131
Balance at Ending			47,258,369	36,596,708		47,258,369		17,422,131
Issue of SSCPN and warrants			4,519,696	8,655,330			13,175,026	8,109,954
Change in fair value of convertible preferred stock warrant
Change in fair value of SSCPN			6,141,965	10,519,247			(3,448,845)	9,312,177
Change in fair value of Notes
Change in fair value of derivative financial instrument
Shares issued to Atalaya Note holders							(27,148,313)
Change in fair value of unsecured convertible note
Unsecured Convertible Note (‘Atalaya Note’) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning	6,382,667	10,067,601			10,067,601
Balance at Ending	6,772,885	6,382,667			6,772,885		10,067,601
Issue of SSCPN and warrants
Change in fair value of convertible preferred stock warrant
Change in fair value of SSCPN
Change in fair value of Notes
Change in fair value of derivative financial instrument
Shares issued to Atalaya Note holders		(2,324,696)
Change in fair value of unsecured convertible note	390,218	(1,360,238)					1,632,996
Derivative financial instrument (‘Warrants’) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning			23,596,665	14,373,856		14,373,856	14,373,856
Balance at Ending			24,410,231	23,596,665		$ 24,410,231		14,373,856
Issue of SSCPN and warrants
Change in fair value of convertible preferred stock warrant							(17,839,149)
Change in fair value of SSCPN
Change in fair value of Notes
Change in fair value of derivative financial instrument			$ 813,566	$ 9,222,809			3,465,293	$ 14,373,856
Shares issued to Atalaya Note holders
Change in fair value of unsecured convertible note